NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE PROSPECTUS DATED JANUARY 31, 2013

On July 31, 2013, the following changes will take place:

1.	The line entitled “Redemption Fee (as a percentage of proceeds of Fund shares redeemed or exchanged within 90 days of acquisition)” in the “Shareholder Fees” table in the section “Fund Summaries—Nuveen Symphony Floating Rate Income Fund—Fees and Expenses of the Fund” will be deleted in its entirety.

2.	The section “How You Can Buy and Sell Shares—How to Sell Shares—Redemption Fee Policy” will be deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-SFRIP-0613P

NUVEEN SYMPHONY FLOATING RATE INCOME FUND

SUPPLEMENT DATED JUNE 20, 2013

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED JANUARY 31, 2013

Effective July 31, 2013, the section “Purchase and Redemption of Fund Shares—Redemption Fee Policy” will be deleted in its entirety.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-SFRISAI-0613P